Financial risk management and fair value estimates (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Trade and other payables	$ 38,317	$ 36,551
Liquidity Risk [Member]
Statement [Line Items]
Trade and other payables	36,699	63,944
Borrowings (excluding finance leases liabilities)	366,754	401,033
Finance leases obligations	18,996	19,910
Derivative Financial Instruments	4	22
Total obligations	422,453	484,909
Liquidity Risk [Member] | Less Than 1 year [Member]
Statement [Line Items]
Trade and other payables	36,222	58,668
Borrowings (excluding finance leases liabilities)	181,405	150,904
Finance leases obligations	1,234	1,044
Derivative Financial Instruments	4	22
Total obligations	218,865	210,638
Liquidity Risk [Member] | Between 1 And 2 Years [Member]
Statement [Line Items]
Trade and other payables	466	1,616
Borrowings (excluding finance leases liabilities)	114,324	101,609
Finance leases obligations	1,300	1,081
Derivative Financial Instruments	0	0
Total obligations	116,090	104,306
Liquidity Risk [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	11	1,330
Borrowings (excluding finance leases liabilities)	25,588	77,680
Finance leases obligations	1,366	1,226
Derivative Financial Instruments	0	0
Total obligations	26,965	80,236
Liquidity Risk [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	992
Borrowings (excluding finance leases liabilities)	45,437	26,100
Finance leases obligations	1,433	1,178
Total obligations	46,870	28,270
Liquidity Risk [Member] | More Than 4 Years [Member]
Statement [Line Items]
Trade and other payables	0	1,338
Borrowings (excluding finance leases liabilities)	0	44,740
Finance leases obligations	13,663	15,381
Total obligations	$ 13,663	$ 61,459